Interim condensed consolidated statement of changes in equity - COP ($) $ in Millions	Subscribed and paid-in capital	Additional paid-in capital	Reserves	Other comprehensive income	Retained earnings	Total	Non-controlling interest	Total
Opening balance at Dec. 31, 2022	$ 25,040,067	$ 6,607,699	$ 8,898,633	$ 15,796,719	$ 29,811,809	$ 86,154,927	$ 27,748,162	$ 113,903,089
Net income					11,931,149	11,931,149	2,540,438	14,471,587
Release of reserves			(2,491,377)		2,491,377
Dividends declared					(24,382,200)	(24,382,200)	(1,967,009)	(26,349,209)
Capital restitution							(24,070)	(24,070)
Appropriation of reserves, Legal			3,340,629		(3,340,629)
Appropriation of reserves ,Fiscal and statutory			509,082		(509,082)
Appropriation of reserves , Occasional			7,665,758		(7,665,758)
(Loss) gain on hedging instruments:
Cash flow hedge for future exports				2,232,555		2,232,555	(7,271)	2,225,284
Hedge of a net investment in a foreign operation				3,706,040		3,706,040	99,239	3,805,279
Cash flow hedge with derivative instruments				71,395		71,395	29,766	101,161
Financial instruments measured at fair value				(1,761)		(1,761)		(1,761)
Foreign currency translation				(8,747,429)		(8,747,429)	(1,963,340)	(10,710,769)
Actuarial gain (loss)				830,119		830,119	(8,346)	821,773
Closing balance at Jun. 30, 2023	25,040,067	6,607,699	17,922,725	13,887,638	8,336,666	71,794,795	26,447,569	98,242,364
Opening balance (Before adoption of new standards IFRS) at Dec. 31, 2023	25,040,067	6,607,699	17,922,725	8,674,648	17,461,488	75,706,627	24,545,853	100,252,480
Opening balance at Dec. 31, 2023								100,252,480
Net income					6,642,349	6,642,349	2,075,425	8,717,774
Release of reserves			(8,174,839)		8,174,839
Dividends declared					(12,828,409)	(12,828,409)	(1,567,781)	(14,396,190)
Capital restitution							(30,666)	(30,666)
Appropriation of reserves, Legal			1,906,209		(1,906,209)
Appropriation of reserves ,Fiscal and statutory			509,082		(509,082)
Appropriation of reserves , Occasional			11,993,230		(11,993,230)
(Loss) gain on hedging instruments:
Cash flow hedge for future exports				(1,151,252)		(1,151,252)	3,966	(1,147,286)
Hedge of a net investment in a foreign operation				(2,135,824)		(2,135,824)	(53,447)	(2,189,271)
Cash flow hedge with derivative instruments				(43,026)		(43,026)	19,948	(23,078)
Financial instruments measured at fair value				(235)		(235)	(218)	(453)
Foreign currency translation				4,220,633		4,220,633	22,567	4,243,200
Actuarial gain (loss)				(142,034)		(142,034)	(48,057)	(190,091)
Closing balance at Jun. 30, 2024	$ 25,040,067	$ 6,607,699	$ 24,156,407	$ 9,422,910	$ 5,041,746	$ 70,268,829	$ 24,967,590	$ 95,236,419